Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	1.00%	1.00%
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	1.00%	1.00%
Reasonably possible decrease in risk variable percent	1.00%	1.00%
Increase by 1%, impact on earnings	R 44	R 32
Decrease by 1%, impact on earnings	R (44)	R (32)
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	1.00%	1.00%
Reasonably possible decrease in risk variable percent	1.00%	1.00%
Increase by 1%, impact on earnings	R (59)	R (56)
Decrease by 1%, impact on earnings	R 59	R 56